Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0001380106
Registrant Name	RAPID MICRO BIOSYSTEMS, INC.
Registration File Number	333-276081
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES